Multisector Bond SMA Completion Portfolio
Third Quarter Report
May 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Multisector Bond SMA Completion Portfolio, May 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 12.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Affirm Master Trust(a)
Series 2025-1A Class A
02/15/2033	4.990%	969,000	969,509
Carvana Auto Receivables Trust(a)
Series 2024-N2 Class A3
07/10/2028	5.710%	500,000	503,738
Greenacre Park CLO LLC(a),(b),(c)
Series 2021-2A Class BR
3-month Term SOFR + 1.700% Floor 1.700% 07/20/2038	6.029%	880,000	880,592
GreenSky Home Improvement Issuer Trust(a)
Series 2024-2 Class A4
10/27/2059	5.150%	376,013	376,591
Pagaya AI Debt Grantor Trust(a)
Series 2025-2 Class A2
10/15/2032	4.961%	700,000	699,475
Pagaya Point of Sale Holdings Grantor Trust(a)
Series 2025-1 Class A
01/20/2034	5.715%	800,000	802,500
Santander Drive Auto Receivables Trust
Series 2024-3 Class A3
01/16/2029	5.630%	500,000	503,245
SBNA Auto Lease Trust(a)
Series 2024-A Class A4
01/22/2029	5.240%	500,000	503,359
SoFi Consumer Loan Program Trust(a)
Series 2025-1 Class A
02/27/2034	4.800%	170,061	169,936
Westlake Automobile Receivables Trust(a)
Series 2024-2A Class A2A
08/16/2027	5.750%	304,094	305,113
Total Asset-Backed Securities — Non-Agency (Cost $5,718,478)			5,714,058

Corporate Bonds & Notes 1.9%

Banking 0.3%
Bank of America Corp.(d)
09/15/2029	5.819%	130,000	134,709
Chemicals 0.4%
Braskem Netherlands Finance BV(a)
01/31/2030	4.500%	200,000	164,921
Life Insurance 0.3%
Metropolitan Life Global Funding I(a)
08/25/2025	4.050%	150,000	149,825
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Pharmaceuticals 0.3%
Pfizer Investment Enterprises Pte., Ltd.
05/19/2026	4.450%		140,000	140,053
Retailers 0.3%
Amazon.com, Inc.
12/01/2025	4.600%		130,000	130,081
Technology 0.3%
Microsoft Corp.
11/03/2025	3.125%		150,000	149,281
Total Corporate Bonds & Notes (Cost $866,473)				868,870

Foreign Government Obligations(e),(f) 9.8%

Brazil 0.4%
Brazilian Government International Bond
01/07/2041	5.625%		200,000	175,333
Chile 0.4%
Corp Nacional del Cobre de Chile(a)
01/26/2036	6.440%		200,000	204,434
Colombia 1.1%
Colombia Government International Bond
01/30/2030	3.000%		200,000	171,331
09/18/2037	7.375%		200,000	189,647
05/15/2049	5.200%		200,000	131,809
Total				492,787
Dominican Republic 0.5%
Dominican Republic International Bond(a)
04/30/2044	7.450%		200,000	206,145
Egypt 0.8%
Egypt Government International Bond(a)
04/16/2030	5.625%	EUR	200,000	204,143
01/31/2047	8.500%		200,000	153,295
Total				357,438
Indonesia 0.4%
PT Pertamina Persero(a)
02/09/2031	2.300%		200,000	172,483
Ivory Coast 0.4%
Ivory Coast Government International Bond(a)
01/30/2032	4.875%	EUR	200,000	199,659

Multisector Bond SMA Completion Portfolio  | 2025

Portfolio of Investments  (continued)
Multisector Bond SMA Completion Portfolio, May 31, 2025 (Unaudited)
Foreign Government Obligations(e),(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Kazakhstan 0.4%
KazMunayGas National Co. JSC(a)
04/24/2030	5.375%		200,000	197,804
Mexico 0.8%
Mexico Government International Bond
05/07/2036	6.000%		200,000	191,994
Petroleos Mexicanos
03/13/2027	6.500%		200,000	196,146
Total				388,140
Nigeria 0.3%
Nigeria Government International Bond(a)
11/28/2047	7.625%		200,000	149,881
Oman 0.4%
Oman Government International Bond(a)
01/17/2048	6.750%		200,000	201,078
Paraguay 0.8%
Paraguay Government International Bond(a)
08/11/2044	6.100%		400,000	373,756
Peru 0.8%
Peruvian Government International Bond
01/15/2034	3.000%		200,000	166,396
11/18/2050	5.625%		200,000	186,345
Total				352,741
Romania 0.7%
Romanian Government International Bond(a)
02/14/2031	3.000%		200,000	167,105
01/28/2050	3.375%	EUR	200,000	135,544
Total				302,649
Saudi Arabia 0.4%
Saudi Arabian Oil Co.(a)
11/24/2030	2.250%		200,000	175,983
Turkey 0.4%
Turkiye Government International Bond
02/12/2032	7.125%		200,000	196,189
United Arab Emirates 0.8%
DP World Crescent Ltd.(a)
07/18/2029	3.875%		200,000	191,196
Foreign Government Obligations(e),(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DP World Ltd.(a)
09/25/2048	5.625%	200,000	182,778
Total			373,974
Total Foreign Government Obligations (Cost $4,536,509)			4,520,474

Residential Mortgage-Backed Securities - Agency 58.8%

Freddie Mac REMICS(b),(g),(h)
CMO Series 5548 Class F
30-day Average SOFR + 4.600% Cap 8.700% 06/25/2055	7.950%	500,000	502,500
Uniform Mortgage-Backed Security TBA(c)
06/13/2054	4.000%	4,670,000	4,278,042
06/13/2054	4.500%	4,901,000	4,621,900
06/13/2054	5.500%	5,213,857	5,161,257
06/12/2055	3.500%	3,575,000	3,168,423
06/12/2055	5.000%	5,880,000	5,690,994
06/12/2055	6.000%	3,624,478	3,659,858
Total Residential Mortgage-Backed Securities - Agency (Cost $27,112,581)			27,082,974

Residential Mortgage-Backed Securities - Non-Agency 6.1%

EASY(a),(d)
CMO Series 2025-RTL1 Class A1
05/25/2040	6.456%	800,000	801,552
OBX Trust(a),(d)
CMO Series 2025-NQM4 Class A1
02/25/2055	5.400%	676,115	674,492
CMO Series 2025-NQM6 Class A1
03/25/2065	5.603%	679,351	680,197
Verus Securitization Trust(a),(d)
CMO Series 2025-2 Class A1
03/25/2070	5.307%	686,286	683,104
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $2,841,727)			2,839,345

U.S. Treasury Obligations 5.1%

U.S. Treasury
04/30/2027	3.750%	1,500,000	1,495,430
04/30/2030	3.875%	850,000	846,812
Total U.S. Treasury Obligations (Cost $2,357,406)			2,342,242
Multisector Bond SMA Completion Portfolio  | 2025

Portfolio of Investments  (continued)
Multisector Bond SMA Completion Portfolio, May 31, 2025 (Unaudited)

Money Market Funds 61.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.495%(i),(j)	28,312,075	28,303,582
Total Money Market Funds (Cost $28,304,156)		28,303,582
Total Investments in Securities (Cost: $71,737,330)		71,671,545
Other Assets & Liabilities, Net		(25,589,115)
Net Assets		46,082,430
At May 31, 2025, securities and/or cash totaling $2,496,268 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
480,000 EUR	546,489 USD	Standard Chartered	06/26/2025	667	—

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Canadian Government 10-Year Bond	38	09/2025	CAD	4,647,780	1,580	—
Euro-Bund	17	09/2025	EUR	2,227,340	3,643	—
U.S. Treasury 10-Year Note	69	09/2025	USD	7,641,750	83,593	—
U.S. Treasury 2-Year Note	24	09/2025	USD	4,978,500	8,013	—
Total					96,829	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	(13)	09/2025	USD	(1,406,438)	—	(9,673)
U.S. Treasury Ultra Bond	(22)	09/2025	USD	(2,553,375)	—	(68,607)
Total					—	(78,280)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CDX Emerging Markets Index, Series 43	Morgan Stanley	06/20/2030	1.000	Quarterly	1.729	USD	2,050,000	10,750	—	—	10,750	—
CDX North America High Yield Index, Series 44	Morgan Stanley	06/20/2030	5.000	Quarterly	3.525	USD	28,110,000	654,791	—	—	654,791	—
Total								665,541	—	—	665,541	—
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Multisector Bond SMA Completion Portfolio  | 2025

Portfolio of Investments  (continued)
Multisector Bond SMA Completion Portfolio, May 31, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2025, the total value of these securities amounted to $11,280,188, which represents 24.48% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of May 31, 2025.
(c)	Represents a security purchased on a when-issued basis.
(d)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of May 31, 2025.

(e)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(f)	Principal and interest may not be guaranteed by a governmental entity.
(g)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2025, the total value of these securities amounted to $502,500, which represents 1.09% of total net assets.

(h)	Valuation based on significant unobservable inputs.
(i)	The rate shown is the seven-day current annualized yield at May 31, 2025.
(j)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.495%
	1,802,455	40,561,370	(14,059,111)	(1,132)	28,303,582	(783)	356,522	28,312,075
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
CAD	Canada Dollar
EUR	Euro
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Multisector Bond SMA Completion Portfolio  | 2025

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3QT308_08_R01_(07/25)